As filed with the Securities and Exchange Commission on May 30, 2014

Securities Act File No. 033-13019
Investment Company Act File No. 811-05083

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 63	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 64	☒

VAN ECK VIP TRUST
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On June 4, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Van Eck VIP Trust's Post-Effective Amendment No. 54 to its Registration Statement until June 4, 2014. Parts A, B and C of Registrant's Post-Effective Amendment No. 54 under the Securities Act of 1033 and No. 55 under the Investment Company Act of 1940, filed on December 13, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of May, 2014.

VAN ECK VIP TRUST

   By:    /s/ Jonathan R. Simon
                Name: Jonathan R. Simon
                                           Title: Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Jan F. van Eck	Chief Executive Officer and President	May 30, 2014
Jan F. van Eck
/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	May 30, 2014
John J. Crimmins
/s/ Jane DiRenzo Pigott*	Trustee	May 30, 2014
Jane DiRenzo Pigott
/s/ Jon Lukomnik*	Trustee	May 30, 2014
Jon Lukomnik
/s/ Wayne H. Shaner*	Trustee	May 30, 2014
Wayne H. Shaner
/s/ R. Alastair Short*	Trustee	May 30, 2014
R. Alastair Short
/s/ Richard D. Stamberger*	Trustee	May 30, 2014
Richard D. Stamberger
/s/ Robert L. Stelzl*	Trustee	May 30, 2014
Robert L. Stelzl

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney‑in‑Fact